SCHEDULE OF PROPERTY AND EQUIPMENT USEFUL LIFE (Details)	6 Months Ended
Dec. 31, 2021
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	10 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	50 years
Leaseholds and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	Lesser of useful life and lease term
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	10 years
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	5 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	5 years